Earnings (Loss) Per Share	9 Months Ended
Sep. 30, 2013
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share

Note 5. Earnings (Loss) Per Share

The Company complies with ASC Topic 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share excludes dilution and is computed by dividing net income (loss) by the weighted average number of shares outstanding for the reporting periods. The 655 thousand shares held back from issuance to MakerBot shareholders to secure the indemnification rights of Stratasys are not included as basic shares outstanding. Diluted net income (loss) per share reflects the potential dilution from ordinary share equivalents that could occur if those securities or other contracts to issue shares were exercised or converted into shares or resulted in the issuance of shares that then share in the income (loss) of the Company. The difference between the number of shares used to compute basic net income (loss) per share and diluted net income (loss) per share relates to additional shares, if dilutive, that would be issued upon the issuance or assumed exercise of stock options and warrants, net of the shares that would hypothetically be repurchased using the proceeds received from the original exercise. Shares related to the earn-out and performance bonus plan are not included in diluted shares until the period in which earn-out targets are achieved, and at September 30, 2013, the earn-out targets had not been achieved.

The additional ordinary shares used to calculate diluted net income per share amounted to 540,865 and 507,752 for the three and nine months ended September 30, 2012, respectively. There were no options excluded from the dilution calculation for the three and nine months ended September 30, 2012. As a result of the net loss in the three and nine months ended September 30, 2013, the 655 thousand shares held back from issuance to MakerBot shareholders and the outstanding stock options were considered antidilutive and, therefore, were excluded from diluted loss per share for this period.